Other Non-Current Assets - Other Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Available-for-sale equity securities	$ 11	$ 11
Trading equity securities	8	8
Long-term State receivables	513	513
Long-term receivables from third parties	5	7
Long-term loans to affiliates		17
Prepaid for pension	9	10
Debt issuance costs, net	4
Deposits and other non-current assets	30	34
Total	$ 580	$ 600